Inventory and Contracts in Progress Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory and contracts in progress [abstract]
Total costs incurred contract in progress	€ 366
Total profit recognized contracts in progress	129
Total amount inventory written off as an expense	526	€ 229	€ 48
Advances received	€ 22	€ 370	€ 0